Pioneer Municipal High Income Advantage Fund, Inc.
Schedule of Investments | December 31, 2025
Stockholders of Pioneer Municipal High Income Advantage Fund, Inc. (the “Fund”) approved the liquidation of the Fund pursuant to a Plan of Liquidation and Dissolution at a meeting of stockholders held on July 17, 2025. Since that date, the Fund has been operating under the Plan of Liquidation and Dissolution and is in the process of winding up its business and affairs, paying its liabilities and distributing its remaining assets to stockholders. Accordingly, the Fund no longer pursues its stated investment objective, complies with its investment limitations or engages in normal business activities. Prior to the opening of business on August 25, 2025, the Fund ceased trading on the New York Stock Exchange (NYSE). The Fund’s NYSE ticker symbol was MAV.

Schedule of Investments  |  12/31/25*
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 86.0%
	Municipal Bonds — 86.0% of Net Assets
	Michigan — 15.9%
1,910,000+	David Ellis Academy-West, 5.25%, 6/1/45	$1,382,078
202,500+	Michigan Public Educational Facilities Authority, Crescent Academy, 7.00%, 10/1/36	182,378
	Total Michigan	$1,564,456

	Pennsylvania — 10.9%
500,000+	Philadelphia Authority for Industrial Development, 5.50%, 6/1/49 (144A)	$ 414,399
1,000,000+	Philadelphia Authority for Industrial Development, Global Leadership Academy Charter School Project, Series A, 5.00%, 11/15/50	663,725
	Total Pennsylvania	$1,078,124

	Rhode Island — 4.8%
1,355,000(a)+	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$ 475,605
	Total Rhode Island	$475,605

	Texas — 54.4%
490,000+	Arlington Higher Education Finance Corp., LTTS Charter School, Universal Academy, 5.45%, 3/1/49 (144A)	$ 380,972
1,000,000+	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.00%, 3/1/34	900,747
1,500,000+	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.125%, 3/1/44	1,349,881
5,000,000(a)(b)+	Greater Texas Cultural Education Facilities Finance Corp., 9.00%, 2/1/50 (144A)	2,745,000
	Total Texas	$5,376,600

	Total Municipal Bonds (Cost $12,941,663)	$8,494,785

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 86.0% (Cost $12,941,663)	$8,494,785
	OTHER ASSETS AND LIABILITIES — 14.0%	$1,385,950
	net assets — 100.0%	$9,880,735

1Pioneer Municipal High Income Advantage Fund, Inc. | 12/31/25

(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At December 31, 2025, the value of these securities amounted to $3,540,371, or 35.8% of net assets.
(a)	Security is in default.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2025.
*	The Fund is in the process of liquidating its assets pursuant to the Plan of Liquidation and Dissolution approved by stockholders at a meeting held on July 17, 2025. Information shown in the Schedule of Investments reflects remaining investments held by the Fund at December 31, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$—	$8,494,785	$8,494,785
Total Investments in Securities	$—	$—	$8,494,785	$8,494,785
Pioneer Municipal High Income Advantage Fund, Inc. | 12/31/252

Schedule of Investments  |  12/31/25*
(unaudited) (continued)
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Municipal Bonds
Balance as of 3/31/25	$—
Realized gain (loss)	—
Changed in unrealized appreciation (depreciation)	(1,326,620)
Amortization Premium/Discount	639
Purchases	—
Sales	(47,500)
Transfers in to Level 3*	9,868,266
Transfers out of Level 3*	—
Balance as of 12/31/25	$8,494,785
*	Transfers are calculated on the beginning of period values. During the period ended December 31, 2025, securities valued at $9,868,266 were transferred from Level 2 to Level 3, due to valuing the securities using unobservable inputs. There were no other transfers between Levels 1, 2 and 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at December 31, 2025:	$(1,326,620)
3Pioneer Municipal High Income Advantage Fund, Inc. | 12/31/25